Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net income (loss)	$ (660,588)	$ (241,217)	$ 83,980
Adjustments to reconcile net income (loss) to net cash used in operating activities
Depreciation of property and equipment	12,713	5,333
Gain on disposal of right-of-use assets	(16,091)
Amortization of right-of-use assets	59,718	57,801	54,084
Provision for current expected credit losses	37,927	21,517	15,520
Deferred income tax	21,829	(19,291)	(2,090)
Changes in operating assets and liabilities:
Accounts receivable	(119,984)	212,311	(281,406)
Inventories	(67,545)	33,499	(63,942)
Prepayments and other current assets	(29,555)	(2,937)	(23,722)
Other non-current assets		1,369
Advance to a related party	(50,000)
Accounts payable	(7,199)	7,061	(11,587)
Accrued expenses and other current liabilities	(10,136)	19,851	37,986
Contract liabilities	94,698	(101,732)	137,335
Income tax payable			(10,863)
Operating lease liabilities	(40,787)	(57,201)	(51,447)
Net cash used in operating activities	(775,000)	(63,636)	(116,152)
Cash flows from investing activities:
Purchase of property and equipment	(861)
Net cash used in investing activities	(861)
Cash flows from financing activities:
Capital contribution	72	1,128
Initial public offering	7,795,570
Repayments due from related parties			570,486
Advances from related parties	365,627	754,061	513,393
Proceeds from bank loans	258,488
Advances to related parties			(53,487)
Repayments of due to related parties	(1,281,599)	(138,400)	(114,459)
Repayment to bank loans	(6,949)
Deferred IPO costs	(418,946)	(396,197)	(439,354)
Dividend paid to shareholders			(398,444)
Net cash provided by financing activities	6,712,263	220,592	78,135
Effects of exchange rate changes on cash	(4,029)	(1,794)	(26,445)
Net decrease (increase) in cash	5,932,373	155,162	(64,462)
Cash and restricted cash at beginning of the year	227,450	72,288	136,750
Cash and restricted cash at end of the year	6,159,823	227,450	72,288
Cash at end of the year	6,159,823	217,885	72,288
Restricted cash at end of the year		9,565
Total cash and restricted cash at end of the year	6,159,823	227,450	72,288
Supplemental cash flow information:
Cash paid for interest expense	9,166
Cash paid for income taxes
Supplemental disclosure of noncash information:
Property and equipment converted from inventory		64,204
Deferred IPO costs recognized as additional paid-in capital	1,251,507
Derecognition of ROU assets and lease liabilities	$ 100,363